Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Translation of Foreign Currencies	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Period-end SGD: US$1 exchange rate	1.3186	1.3446	1.3517
Period-end MYR: US$1 exchange rate*	4.5912	4.4129	-
Period-average SGD: US$1 exchange rate	1.3414	1.3792	1.3437
Period-average MYR: US$1 exchange rate*	4.5617	4.4061	-
*	The Company did not have any Malaysia subsidiaries prior to July 22, 2022

Schedule of Estimated Useful Lives for the Current and Comparative Years	The estimated useful lives for the current and comparative years are as follows:
Cleaning machinery	3 - 5 years
Computers hardware	1 - 3 years
Furniture and fittings	3 years
Office renovation	3 years
Office equipment	3 years